SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2014
SHARE-BASED COMPENSATION
Summary of share options to employees and non-employees

			Weighted
		Weighted	average	Aggregate
	Number of	average	remaining	intrinsic
Options	share options	exercise price	contractual life	value

Outstanding as of January 1, 2013	3,478,713	8.17	7.9	7,188

Granted	110,000	7.76	9.8
Exercised	(349,147)	5.29	6.7
Expired	(34,157)	10.67	8.4
Forfeited	(109,521)	10.26	8.3

Outstanding as of September 30, 2013	3,095,888	7.68	7.9	9,017

Outstanding as of January 1, 2014	3,014,086	7.72	7.7	11,349

Granted	—	—	—	—
Exercised	(277,343)	6.80	6.4
Expired	(1,520)	7.91	6.9
Forfeited	(37,158)	7.70	6.8

Outstanding as of September 30, 2014	2,698,065	7.81	6.7	11,357

Exercisable as of September 30, 2014	2,383,196	7.80	6.6	9,947

Expected to vest as of September 30, 2014	224,135	7.76	7.4	955

Summary of restricted shares

		Weighted
		average	Aggregate
	Number of	grant date	intrinsic
Restricted shares	restricted shares	fair value	value

Outstanding as of January 1, 2014	—	—	—

Granted	1,750,000	12.54	—
Vested	(500)	12.54	—
Forfeited	—	—	—

Outstanding as at September 30, 2014	1,749,500	12.54	—

Vested and expect to vest as of September 30, 2014	1,750,000		—